                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      GEM Capital Management, Inc.
Address:   70 East 55th Street - 12th Floor
           New York, New York 10022

13F File Number:     28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald B. Unterman
Title:        President
Phone: (212) 753-0700
Signature, Place, and Date of Signing:


    /s/ Gerald B. Unterman     New York, New York            August 10, 2000

Report Type   (Check only one):

[ X ]          13F HOLDINGS REPORT
[   ]          13F NOTICE
[   ]          13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

                                Report Summary

Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:              $523,563

List of Other Included Managers:                     None

                                            FORM 13F INFORMATION TABLE


---------------------------------------------------------------------------------------
NAME OF         TITLE OF     CUSIP        VALUE        SHARES/      SH/PRN   PUT/
ISSUER          CLASS                     (x$1000)     PRN AMT                CALL


---------------------------------------------------------------------------------------
Advanced        COM          00754U101    366          25,000       SH
Radio
Telecom
---------------------------------------------------------------------------------------

AT&T Corp.      COM LIB      001952708    119          4,926        SH
                GRP B
---------------------------------------------------------------------------------------

America         Com          02364JAA2    1,424        27,000       SH
Online Inc.
---------------------------------------------------------------------------------------

American        NTCV         029912AA0    26,882       14,600,000   PRN
Tower Corp.     144A09
---------------------------------------------------------------------------------------
                NTCV
American        144A         029912AE2    15,410       15,220,000   PRN
Tower Corp.     5% 10

---------------------------------------------------------------------------------------

American        NTCV         029912AF9    506          500,000      PRN
Tower           5% 10
Corp.
---------------------------------------------------------------------------------------

At Home Corp.   SB NT CV     045919AD9    7,025        10,000,000   PRN
                144A 06
---------------------------------------------------------------------------------------

BEA                          073325AB8    9,672        1,290,5000   PRN
Systems         SB NT
Inc.            CV 4% 05
---------------------------------------------------------------------------------------

BEA Systems     SB NT CV     073325AAO    10,173       6,500,000    PRN
Inc.            144A 05
---------------------------------------------------------------------------------------

Calif. Fed      Cont.        130209604    113
Bank FSB        Litig. REC                             75,027
---------------------------------------------------------------------------------------

Canadian Nat    PFD CV       136375409    455          10,000       SH
Ry
---------------------------------------------------------------------------------------

Cell Pathways   COM          15114R101    1,275        54,854       SH
Inc.
---------------------------------------------------------------------------------------



----------------------------------------------------------------------
NAME OF         INVSTMT   OTHER      VOTING       VOTING     VOTING
ISSUER          DSCRETN   MANAGERS   AUTHORITY    AUTHORITY  AUTHORITY

                                      SOLE        SHARED     N
----------------------------------------------------------------------
Advanced        SOLE                 25,000       0          0
Radio
Telecom
----------------------------------------------------------------------

AT&T Corp.      SOLE                 4,926        0          0

----------------------------------------------------------------------

America         SOLE                 27,000       0          0
Online Inc.
----------------------------------------------------------------------

American        SOLE                 0            0          0
Tower Corp.
----------------------------------------------------------------------

American        SOLE                 0            0          0
Tower Corp.

----------------------------------------------------------------------

American        SOLE                 0            0          0
Tower
Corp.
----------------------------------------------------------------------

At Home Corp.   SOLE                 0            0          0

----------------------------------------------------------------------

BEA             SOLE                 0            0          0
Systems
Inc.
----------------------------------------------------------------------

BEA Systems     SOLE                 0            0          0
Inc.
----------------------------------------------------------------------

Calif. Fed      SOLE                 0            0          0
Bank FSB
----------------------------------------------------------------------

Canadian Nat    SOLE                 10,000       0          0
Ry
----------------------------------------------------------------------

Cell Pathways   SOLE                 54,854       0          0
Inc.
----------------------------------------------------------------------


----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Cendant Corp.   COM          151313013    1,177        81,150       SH

----------------------------------------------------------------------------------------------

Cendant         RT PUR       151313111    1,870        221,645      RT
Corp.           PRIDCS
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

Checkfree       SB NT CV     162816102     4,887       5,165,000    PRN
Holdings Corp.  144A06
----------------------------------------------------------------------------------------------

Citigroup Inc.  COM          172967101     604         10,000       SH

----------------------------------------------------------------------------------------------

Citrix Sys      SD CV ZRO    177376AA8     29,902      83,350,000   PRN
Inc.            144A 19
----------------------------------------------------------------------------------------------

                SB DB        177376AB6     448         1,250,000    PRN
Citrix Sys      CV 2R0
Inc.            19

----------------------------------------------------------------------------------------------

Comverse        SB NT CV     205862AF2     44          10,000       PRN
Technology      144A 04
Inc.
----------------------------------------------------------------------------------------------

Danaher Corp.   COM          235851102     800         16,180       SH
----------------------------------------------------------------------------------------------

Diamond         SB NT CV     25271CAA0     170         164,000      PRN
Offshore        3.75% 07
Drilling Inc.
----------------------------------------------------------------------------------------------

EMC Corp.       COM          268648102     10,837      140,850      SH
----------------------------------------------------------------------------------------------

France Telecom  DEP BD CV    35177QAB1     5,927       3,670,000    PRN
                144A 04
----------------------------------------------------------------------------------------------

Global          PFDCV        G3921A126     47,410      608,800      SH
Crossing        6.375%
Ltd.
----------------------------------------------------------------------------------------------




------------------------------------------------------------------------------

------------------------------------------------------------------------------
Cendant Corp.     SOLE                      81,150       0       0

------------------------------------------------------------------------------

Cendant           SOLE                      0            0       0
Corp.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

Checkfree         SOLE                      0            0       0
Holdings Corp.
------------------------------------------------------------------------------

Citigroup Inc.    SOLE                      10,000       0       0

------------------------------------------------------------------------------

Citrix Sys        SOLE                      0            0       0
Inc.
------------------------------------------------------------------------------

                  SOLE
Citrix Sys                                  0            0       0
Inc.

------------------------------------------------------------------------------

Comverse          SOLE                      0            0       0
Technology
Inc.
------------------------------------------------------------------------------

Danaher Corp.     SOLE                      16,180       0       0
------------------------------------------------------------------------------
Diamond           SOLE                      0            0       0
Offshore
Drilling Inc.
------------------------------------------------------------------------------

EMC Corp.         SOLE                      140,850      0       0
------------------------------------------------------------------------------

France Telecom    SOLE                      0            0       0

------------------------------------------------------------------------------
Global            SOLE                      608,8000     0       \0
Crossing
Ltd.
------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                COM          G3921A100     10          375          SH
Global
Crossing
Ltd.
---------------------------------------------------------------------------------------------


Golden State    COM          381197102     4,675       259,724      SH
Bancorp
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------

Golden State    WT EX 0000   381197136     339         301,475
Bancorp
---------------------------------------------------------------------------------------------

Interpublic     SB NT CV     460690AD2     7,402       6,273,000    PRN
Group           144A
---------------------------------------------------------------------------------------------

                SB NT        48203RAA2     27,404      24,800,000
Juniper         CV
Networks        4.75% 07
Inc.
---------------------------------------------------------------------------------------------

Kmart Corp.     COM          482584109     52          7,600        SH
---------------------------------------------------------------------------------------------

Kmart           PFD TR CV    498778208     18,432      505,839      SH
Corp.           7.75%
---------------------------------------------------------------------------------------------

                SB DB        492386AP2     11,906      10,342,000   PRN
Kerr McGee      CV
Corp.           5.25% 10
---------------------------------------------------------------------------------------------

                SB NT        501242AE1     434         300,000      PRN
Kulicke &       CV
Soffa Inds.     4.75% 06
---------------------------------------------------------------------------------------------

Kulicke &       SB NT CV     501242AC6     18,440      12,750,000   PRN
Soffa Inds.     144A06
---------------------------------------------------------------------------------------------

Kroger Co.      COM          501044101     343         15,550       SH
---------------------------------------------------------------------------------------------

LSI Logic       SUB NT CV    502161AB8     2,078       600,000      PRN
Corp.           144A 04
---------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------
                   SOLE                      375          0       0
Global
Crossing
Ltd.
-------------------------------------------------------------------------------


Golden State       SOLE                      259,724      0       0
Bancorp
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

Golden State       SOLE                      0            0       0
Bancorp
-------------------------------------------------------------------------------

Interpublic        SOLE                      0            0       0
Group
-------------------------------------------------------------------------------

                   SOLE                      0            0       0
Jniper
Networks
Inc.
-------------------------------------------------------------------------------

Kmart Corp.        SOLE                      7,600        0       0
-------------------------------------------------------------------------------

Kmart              SOLE                      505,839      0       0
Corp.
-------------------------------------------------------------------------------

                   SOLE                      0            0       0
Kerr McGee
Corp.
-------------------------------------------------------------------------------
                                             0            0       0
                   SOLE
Kulicke &
Soffa Inds.
-------------------------------------------------------------------------------

Kulicke &          SOLE                      0            0       0
Soffa Inds.
-------------------------------------------------------------------------------

Kroger Co.         SOLE                      15,550       0       0
-------------------------------------------------------------------------------

LSI Logic          SOLE                      0            0       0
Corp.
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Lattice Semi-   SB NT CV     518415AA2     8,975       5,000,000    PRN
conductor       144A04
Corp.
----------------------------------------------------------------------------------------------

Littlefuse      COM          537008104     901         18,385       SH
Inc.
----------------------------------------------------------------------------------------------

MCI Worldcom    COM          55268B106     303         6,651        SH
Inc.
----------------------------------------------------------------------------------------------


MGC             PFD CV       552763952     3,861       71,500       SH
Communication   SER D
Inc.
----------------------------------------------------------------------------------------------


Millenium       SB NT CV     599902AA1     8,174       5,500,000    PRN
Pharm.          144A07
----------------------------------------------------------------------------------------------

National        CAP UTS      632525309     20,337      718,299      SH
Australia       EXCH LB
Bank Ltd.
----------------------------------------------------------------------------------------------


Nextel          CLA          65332V103     10,863      183,928      Sh
Communication
Inc.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

PSI Net Inc.    PFD CV 6.75  74437C309     74,746      1,529,325    SH
----------------------------------------------------------------------------------------------


PSI Net         COM          74437C101     883         35,125       SH
Inc.
----------------------------------------------------------------------------------------------

Pogo Trust  I   QUIPS SER A  74437P208     13,863      266,605      SH
----------------------------------------------------------------------------------------------

Pogo            SB NT CV     730448AC1     9,370       11,238,000   PRN
Producting      144A
Corp.           5.5% 06
----------------------------------------------------------------------------------------------



----------------------------------------------------------------------------
Lattice Semi-   SOLE                      0            0       0
conductor
Corp.
----------------------------------------------------------------------------

Littlefuse      SOLE                      18,385       0       0
Inc.
----------------------------------------------------------------------------

MCI Worldcom    SOLE                      6,651        0       0
Inc.
----------------------------------------------------------------------------


MGC             SOLE                      71,500       0       0
Communication
Inc.
----------------------------------------------------------------------------


Millenium       SOLE                      0            0       0
Pharm.
----------------------------------------------------------------------------

National        SOLE                      718,299      0       0
Australia
Bank Ltd.
----------------------------------------------------------------------------


Nextel          SOLE                      183,928      0       0
Communication
Inc.
----------------------------------------------------------------------------

----------------------------------------------------------------------------

PSI Net Inc.    SOLE                     1,529,325     0       0
----------------------------------------------------------------------------

                                                       0       0
PSI Net         SOLE                      35,125
Inc.
----------------------------------------------------------------------------

Pogo Trust  I   SOLE                      266,605      0       0
----------------------------------------------------------------------------

Pogo            SOLE                      0            0       0
Producting
Corp.
----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                COM          747525103     18,653      310,556      SH
Qualcomm Inc.
----------------------------------------------------------------------------------------------

                COM          749121109     712         14,335       SH
Qwest Commn.
Inc.
----------------------------------------------------------------------------------------------

Royal           PFD CV       V7780T111     275         14,860       SH
Caribbean
Cruises
----------------------------------------------------------------------------------------------

                SB NT        783890AF3     202         207,000      PRN
SCI Sys         CV
Inc.            3% 07
----------------------------------------------------------------------------------------------

Sanmina Corp.   SB DB CV     800907AA5     15,910      7,900,500    PRN
                144A 04
----------------------------------------------------------------------------------------------


Semtech         SB NT        816850AB7     5,181       5,000,000    PRN
Corp.           CV
                144A07
----------------------------------------------------------------------------------------------

Siebel          SB NT        821670AA0     10,919      3,050,000    PRN
Systems Inc.    CV 144A 06
----------------------------------------------------------------------------------------------

Sovereign       COM          845905108     37          5,230        SH
Bancorp.
Inc.
----------------------------------------------------------------------------------------------

Stmicro-        SB LYON      861012AB8     26,481      15,385,000   PRN
electronics     Zero 09
----------------------------------------------------------------------------------------------

US West         COM          91273H101     643         7,500        SH
Inc.
----------------------------------------------------------------------------------------------


Vitesse         SB DB        928497AA4     8,303       9,000,000    PRN
Semiconductor   CV
Corp.           144A05
----------------------------------------------------------------------------------------------

Vodafone        ADR          92857T107     8           200          SH
Airtouch.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------

                 SOLE                      310,556      0       0
Qualcomm Inc.
-----------------------------------------------------------------------------

                 SOLE                      14,335       0       0
Qwest Commn.
Inc.
-----------------------------------------------------------------------------

Royal            SOLE                      14,860       0       0
Caribbean
Cruises
-----------------------------------------------------------------------------

                 SOLE                      0            0       0
SCI Sys
Inc.
-----------------------------------------------------------------------------

Sanmina Corp.    SOLE                      0            0       0

-----------------------------------------------------------------------------


Semtech          SOLE                      0            0       0
Corp.

-----------------------------------------------------------------------------

Siebel           SOLE                      0            0       0
Systems Inc.
-----------------------------------------------------------------------------

Sovereign        SOLE                      5,230        0       0
Bancorp.
Inc.
-----------------------------------------------------------------------------

Stmicro-         SOLE                      0            0       0
electronics
-----------------------------------------------------------------------------

US West          SOLE                      7,500        0       0
Inc.
-----------------------------------------------------------------------------


Vitesse          SOLE                      0            0       0
Semiconductor
Corp.
-----------------------------------------------------------------------------

Vodafone         SOLE                      200          0       0
Airtouch.
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
Washington      Com          939322103     433         15,000       SH
Mut Inc.
---------------------------------------------------------------------------------------------

Waste Manag.    SB NT CV     94106LAA7     14          752          SH
Inc.            4$ 02
---------------------------------------------------------------------------------------------

WinStar         COM          975515107     931         27,371       SH
Communcations
Inc.
---------------------------------------------------------------------------------------------


Young &         SB NT        987425AA3     13,574      13,390,000   PRN
Rubican         CV
Inc.            144A05
---------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------
Washington       SOLE                      15,000       0       0
Mut Inc.
-----------------------------------------------------------------------------

Waste Manag.     SOLE                      752          0       0
Inc.
-----------------------------------------------------------------------------

WinStar          SOLE                      27,371       0       0
Communcations
Inc.
-----------------------------------------------------------------------------


Young &          SOLE                      0            0       0
Rubican
Inc.
-----------------------------------------------------------------------------